Summary of Significant Accounting Policies - Sales by Product (Details)	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Fiscal Year
Length of reporting period	371 days	364 days	364 days
Prescription drugs | Pharmacy sales | Retail Pharmacy
Product Class
Percentage of sales	66.00%	66.90%	66.50%
Over-the-counter medications and personal care | Pharmacy sales | Retail Pharmacy
Product Class
Percentage of sales	7.50%
Health and beauty aids | Pharmacy sales | Retail Pharmacy
Product Class
Percentage of sales	4.80%
General merchandise and other | Pharmacy sales | Retail Pharmacy
Product Class
Percentage of sales	21.70%